Related Party Transactions (Details) - Husky Midstream Limited Partnership - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Share of equity investment	35.00%	35.00%
Joint ventures where entity is venturer
Disclosure of transactions between related parties [line items]
Revenue from rendering of services, related party transactions	$ 250,000,000	$ 424,000,000
Purchases of goods, related party transactions	239,000,000
Distributions, Related Party Transactions	144,000,000	94,000,000
Contributions, Related Party Transactions	83,000,000	37,000,000
Due from related parties, related party transactions	23,000,000	143
Deferred Revenue From Construction Contracts, Percentage of Completion Method	10,000,000	0
Current payables to related parties	$ 20,000,000	$ 16,000,000